Shareholder Report, Line Graph (Details) - USD ($)													12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Mar. 31, 2016	Feb. 17, 2016	Aug. 31, 2015	Aug. 31, 2025
Investor
Account Value [Line Items]
Line Graph and Table Measure Name													Direxion Monthly High Yield Bull 1.2X Fund
Accumulated Value	$ 14,719	$ 13,271	$ 12,527	$ 14,645	$ 13,502	$ 13,592	$ 13,017	$ 12,786	$ 11,829		$ 10,000		$ 15,670
Investor
Account Value [Line Items]
Line Graph and Table Measure Name													Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Accumulated Value	53,536	41,085	31,515	43,468	32,216	18,722	19,039	14,274	10,833	$ 10,000			$ 65,014
Investor
Account Value [Line Items]
Line Graph and Table Measure Name													Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Accumulated Value	114,300	81,214	58,250	101,034	63,356	27,469	29,354	18,682	12,088			$ 10,000	$ 147,367
Investor
Account Value [Line Items]
Line Graph and Table Measure Name													Direxion Monthly S&P 500® Bull 1.75X Fund
Accumulated Value	58,728	41,630	34,660	46,706	28,447	20,917	21,497	15,822	12,140			10,000	$ 71,014
Investor
Account Value [Line Items]
Line Graph and Table Measure Name													Direxion Monthly Small Cap Bull 1.75X Fund
Accumulated Value	21,759	17,808	17,902	28,494	14,046	14,533	21,384	14,273	11,249			10,000	$ 22,988
Investor
Account Value [Line Items]
Line Graph and Table Measure Name													Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Accumulated Value	8,286	8,038	9,116	12,275	13,352	11,868	9,581	10,483	11,118			10,000	$ 8,168
Investor
Account Value [Line Items]
Line Graph and Table Measure Name													Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Accumulated Value	9,610	9,608	8,367	6,574	6,336	7,374	9,258	8,585	8,479			10,000	$ 10,156
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name													Hilton Tactical Income Fund Investor Class
Accumulated Value	16,033	14,050	13,894	15,006	12,832	13,296	12,471	11,603	10,932			10,000	$ 16,936
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name													Hilton Tactical Income Fund Institutional Class
Accumulated Value	81,974	71,671	70,700	76,129	64,964	67,155	62,807	58,303	54,799			50,000	$ 86,710
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500® Index
Accumulated Value	34,156	26,866	23,171	26,102	19,900	16,320	15,857	13,251	11,400		10,000		$ 39,580
Solactive High Yield Beta Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Solactive High Yield Beta Index
Accumulated Value	16,282	14,570	13,542	15,067	13,831	13,601	12,853	12,513	11,573		$ 10,000		$ 17,585
NASDAQ-100® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ-100® Index
Accumulated Value	47,327	37,177	29,172	36,755	28,361	17,837	17,557	13,596	10,705	10,000			$ 57,039
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ Composite Index
Accumulated Value	39,355	30,953	25,827	33,108	25,372	16,990	17,113	13,427	10,765	$ 10,000			$ 47,994
NASDAQ-100® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ-100® Index
Accumulated Value	49,989	39,268	30,813	38,822	29,956	18,841	18,545	14,360	11,307			10,000	$ 60,247
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													NASDAQ Composite Index
Accumulated Value	40,406	31,780	26,517	33,993	26,050	17,444	17,570	13,786	11,053			10,000	$ 49,276
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500® Index
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255			10,000	$ 39,076
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500® Index
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255			10,000	$ 39,076
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Index
Accumulated Value	21,648	18,273	17,461	21,264	14,457	13,636	15,654	12,479	10,859			10,000	$ 23,416
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597			10,000	$ 11,949
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Intermediate US Government/Credit Bond Index
Accumulated Value	11,782	11,000	10,940	11,917	11,898	11,230	10,386	10,492	10,407			10,000	$ 12,336
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													ICE U.S. Treasury 7-10 Year Bond Index
Accumulated Value	10,963	10,333	10,740	12,270	12,626	11,628	10,224	10,546	10,709			10,000	$ 11,285
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597			10,000	$ 11,949
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Intermediate US Government/Credit Bond Index
Accumulated Value	11,782	11,000	10,940	11,917	11,898	11,230	10,386	10,492	10,407			10,000	$ 12,336
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													ICE U.S. Treasury 7-10 Year Bond Index
Accumulated Value	10,963	10,333	10,740	12,270	12,626	11,628	10,224	10,546	10,709			10,000	$ 11,285
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500® Index
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255			10,000	$ 39,076
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597			10,000	$ 11,949
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Intermediate US Government/Credit Bond Index
Accumulated Value	11,782	11,000	10,940	11,917	11,898	11,230	10,386	10,492	10,407			10,000	$ 12,336
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500® Index
Accumulated Value	168,605	132,619	114,381	128,848	98,233	80,560	78,274	65,412	56,277			50,000	$ 195,379
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	57,926	53,987	54,639	61,750	61,802	58,045	52,685	53,244	52,983			50,000	$ 59,743
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Intermediate US Government/Credit Bond Index
Accumulated Value	$ 58,911	$ 55,002	$ 54,699	$ 59,587	$ 59,488	$ 56,149	$ 51,931	$ 52,462	$ 52,037			$ 50,000	$ 61,678